Consolidated Statements of Changes in Stockholders'/Members' Equity - USD ($) $ in Thousands	Total	Adjustment related to adoption of ASC 606 [Member]	Balance, January 1, 2019 as adjusted [Member]	Controlling Interest [Member]	Controlling Interest [Member] Adjustment related to adoption of ASC 606 [Member]	Controlling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Balance, January 1, 2019 as adjusted [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulateds Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 4,808	$ (1,202)	$ 3,606	$ 4,828	$ (1,202)	$ 3,626	$ (20)	$ (20)
Net Income	2,970			2,935			35
Contributions	594			594
Distributions	(4,663)			(4,663)
Ending balance at Dec. 31, 2019	2,507			2,492			15
Ending balance at Dec. 31, 2019	2,507
Net Income	635			615			20
Distributions	(6,007)			(5,972)			$ (35)
Ending balance at Dec. 15, 2020	(2,865)			$ (2,865)
Ending balance at Dec. 15, 2020	46,022								$ 1	$ 53,594	$ (7,573)
Net Income	5,348										5,348
Share-based compensation	818									818
Stock issued in acquisition of BurgerFi	103,680								1	103,679
Contingent consideration in acquisition of BurgerFi	103,207									103,207
Ending balance at Dec. 31, 2020	$ 259,075								$ 2	$ 261,298	$ (2,225)